EQUITY FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

SUPPLEMENT DATED MARCH 27, 2009 TO PROSPECTUS DATED JULY 31, 2008

The following replaces the sixth paragraph under Fund Management on Page 36 of the Prospectus:

Effective March 1, 2009, the manager for the International Growth Equity Fund is George P. Maris, Senior Vice President of Northern Trust. Mr. Maris has had such responsibility since March, 2009. Mr. Maris joined Northern Trust in June 2008 as a senior portfolio manager. From 2004 to 2008, Mr. Maris was with Columbia Management Group as a senior portfolio manager. Prior to that position, he served as a portfolio manager for four years at Putnam Investments.

NORTHERN FUNDS PROSPECTUS

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	NFSPTEQTY 3/09

NORTHERN FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Supplement dated March 27, 2009 to Statement of Additional Information dated July 31, 2008

The following information is added to the “Portfolio Managers” section beginning on page 76:

PORTFOLIO MANAGERS

Fund	Portfolio Manager(s)
International Growth Equity Fund	George Maris

Accounts Managed by the Portfolio Managers

The table below discloses accounts within each type of category listed below for which George Maris is jointly and primarily responsible for day-to-day portfolio management as of December 31, 2008.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance
Northern Funds:	1	$165	0	$0
Northern Institutional Funds:	1	$44.7	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	11	$54.7	0	$0

Disclosure of Securities Ownership:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
George Maris*	International Growth Equity Fund	$0
*	Information is as of December 31, 2008.